UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1. Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 146.2%
Equity Investments(1) — 137.3%
United States — 126.2%
Midstream Companies — 87.5%
Capital Product Partners L.P. — Class B Units(2)(3)(4)(5)	3,333	$26,233
Cheniere Energy Partners LP Holdings, LLC	244	6,567
Enbridge Energy Management, L.L.C.(6)	3,147	37,072
EnLink Midstream, LLC	191	2,811
GasLog Partners LP(2)	818	19,234
Golar LNG Partners LP(2)	1,353	25,026
Höegh LNG Partners LP(2)	690	12,009
Kinder Morgan, Inc.	597	9,666
KNOT Offshore Partners LP(2)	1,158	23,038
ONEOK, Inc.(7)	794	44,701
Plains GP Holdings, L.P.(2)(8)	1,503	31,258
SemGroup Corporation	257	5,711
Tallgrass Energy GP, LP(2)(9)	644	12,980
Targa Resources Corp.	813	36,300
The Williams Companies, Inc.	908	25,206

		317,812

MLPs(10) — 35.5%
Andeavor Logistics LP	146	6,781
BP Midstream Partners LP	187	3,566
Buckeye Partners, L.P.	236	10,582
Crestwood Equity Partners LP	112	2,988
DCP Midstream, LP	313	11,232
Energy Transfer Partners, L.P.	1,338	24,372
Enterprise Products Partners L.P.	633	16,099
EQT Midstream Partners, LP	58	3,562
Genesis Energy, L.P.	21	411
Global Partners LP	272	4,442
Magellan Midstream Partners, L.P.	61	3,835
MPLX LP	447	15,436
Noble Midstream Partners LP	45	2,179
Oasis Midstream Partners LP	103	1,697
Phillips 66 Partners LP	21	1,049
Shell Midstream Partners, L.P.	27	652
Summit Midstream Partners, LP	257	4,325
TC PipeLines, LP	121	5,940
Western Gas Partners, LP	209	9,736

		128,884

Other Energy Companies — 3.2%
Macquarie Infrastructure Corporation	200	8,096
NextEra Energy Partners, LP	91	3,578

		11,674

Total United States (Cost — $467,113)		458,370

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Canada — 11.1%
Midstream Companies — 11.1%
Enbridge, Inc.	461	$14,684
Pembina Pipeline Corporation	348	11,172
TransCanada Corporation	332	14,353

Total Canada (Cost — $41,739)		40,209

Total Equity Investments (Cost — $508,852)		498,579

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 8.9%
United States — 5.5%
Upstream — 5.5%
California Resources Corporation(4)(8)	8.000%	12/15/22	$10,975	8,739
Eclipse Resources Corporation	8.875	7/15/23	9,500	9,595
Jones Energy Holdings, LLC	9.250	3/15/23	2,600	1,755

Total United States (Cost — $19,880)				20,089

Canada — 3.4%
Upstream — 3.4%
Athabasca Oil Corporation(4)	9.875	2/24/22	6,000	6,030
Jupiter Resources Inc.(4)	8.500	10/1/22	12,980	6,198

Total Canada (Cost — $16,068)				12,228

Total Debt Investments (Cost — $35,948)				32,317

Total Long-Term Investments (Cost — $544,800)				530,896

	No. of Shares/Units	Value
Short-Term Investment — 1.0%
Money Market Fund — 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund—Capital Shares, 1.31% (11) (Cost — $3,547)	3,547	3,547

Total Investments — 147.2% (Cost — $548,347)		534,443

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(12)	Value
Liabilities
Call Option Contracts Written(13)
United States
Midstream Company
ONEOK, Inc. (Premiums Received — $48)	$60.00	3/16/18	540	$3,042	(16)
Debt					(136,000)
Mandatory Redeemable Preferred Stock at Liquidation Value					(40,000)
Other Assets in Excess of Other Liabilities					4,636

Net Assets Applicable To Common Stockholders					$363,063

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018

(amounts in 000’s)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(3)	Fair valued security.

(4)	The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2018, the aggregate value of restricted securities held by the Fund was $47,200 (8.7% of total assets), which included $20,967 of Level 2 securities and $26,233 of Level 3 securities.

(5)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the first quarter.

(6)	Dividends are paid-in-kind.

(7)	Security or a portion thereof is segregated as collateral on options contracts written.

(8)	The Fund believes that it is an affiliate of Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of California Resources Corporation.

(9)	On March 26, 2018, Tallgrass Energy GP, LP (“TEGP”) and Tallgrass Energy Partners, LP (“TEP”) announced an agreement under which TEGP will acquire all TEP common units in a stock-for-unit merger.

(10)	Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 23.9% of its total assets invested in publicly-traded partnerships at February 28, 2018. It is the Fund’s intention to be treated as a RIC for tax purposes.

(11)	The rate indicated is the current yield as of February 28, 2018.

(12)	The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 28, 2018.

(13)	Security is non-income producing.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2018, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Senior Notes
Athabasca Oil Corporation	(2)	(3)	$6,000	$5,777	$6,030	n/a	1.7%	1.1%
California Resources Corporation	(2)	(3)	10,975	7,932	8,739	n/a	2.4	1.6
Jupiter Resources Inc.	(2)	(4)	12,980	10,291	6,198	n/a	1.7	1.1

Total				$24,000	$20,967		5.8%	3.8%

Level 3 Investments(5)
Equity Investments
Capital Product Partners L.P.
Class B Units	5/21/12	(3)	3,333	$18,442	$26,233	$7.87	7.2%	4.9%

Total of all restricted investments				$42,442	$47,200		13.0%	8.7%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or independent broker. These securities have limited trading volume and are not listed on a national exchange.

(2)	Security was acquired at various dates in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	Unregistered security of a private company.

(5)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At February 28, 2018, the cost basis of investments for federal income tax purposes was $557,290. At February 28, 2018, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,052
Gross unrealized depreciation	(71,899)

Net unrealized depreciation	$(22,847)

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2018, and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$498,579	$472,346	$—	$26,233
Debt investments	32,317	—	32,317	—
Short-term investments	3,547	3,547	—	—

Total assets at fair value	$534,443	$475,893	$32,317	$26,233

Liabilities at Fair Value
Call option contracts written	$16	$—	$16	$—

For the three months ended February 28, 2018, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2018.

Equity Investments
Balance — November 30, 2017	$26,133
Purchases	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	100

Balance — February 28, 2018	$26,233

The unrealized gain of $100 relates to an investment that is still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2018
Call options written	Call option contracts written	$(16)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

Derivatives Not Accounted for as Hedging Instruments		For the Three Months Ended February 28, 2018
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$104	$32

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2018, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	93.9%
Debt securities	6.1%
Securities of MLPs(1)	24.3%
Largest single issuer	8.4%
Restricted securities	8.9%

(1)	Securities of MLPs consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2018 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 26, 2018

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 26, 2018